Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 17, 2018
Registrant Name	IndexIQ ETF Trust
Central Index Key	0001415995
Amendment Flag	false
Document Creation Date	Aug. 17, 2018
Document Effective Date	Aug. 17, 2018
Prospectus Date	Aug. 17, 2018
IQ S&P U.S. Preferred Stock Low Volatility High Dividend ETF | IQ S&P U.S. Preferred Stock Low Volatility High Dividend ETF
Risk/Return:
Trading Symbol	PRHD